Schedule of income taxes (Details)	12 Months Ended
	Dec. 31, 2022 USD ($)	Dec. 31, 2022 SGD ($)	Dec. 31, 2021 SGD ($)	Dec. 31, 2020 SGD ($)
Loss before income taxes provision	$ (2,293,378)	$ (3,074,041)	$ (1,893,275)	$ (2,097,759)
SINGAPORE
Loss before income taxes provision	(2,207,951)	(2,959,534)	(1,764,537)	(1,842,305)
MALAYSIA
Loss before income taxes provision	$ (85,427)	$ (114,507)	$ (128,738)	$ (255,454)